SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Schedule of Group's reportable segments

The following tables present information about the Group’s reportable segments for the years ended December 31, 2023, 2022 and 2021:

Year ended December 31, 2023:

	Cryptocurrency Mining		Corporate and Others		Total
	RMB	USD	RMB	USD	RMB	USD
		(Note 3)		(Note 3)		(Note 3)
Revenue	173,328,089	24,412,751	5,720,988	805,784	179,049,077	25,218,535
Loss from continuing operations	(172,434,311)	(24,286,865)	(145,318,556)	(20,467,690)	(317,752,867)	(44,754,555)
Gain from discontinued operations	—	—	156,853,103	22,092,297	156,853,103	22,092,297
Depreciation and amortization	79,073,671	11,137,293	7,792,132	1,097,499	86,865,803	12,234,792
Prepayments and other current assets	60,461,963	8,515,889	10,904,737	1,535,900	71,366,700	10,051,789
Cryptocurrencies	107,961,261	15,206,026	—	—	107,961,261	15,206,026
Property, equipment and software, net	83,690,497	11,787,560	10,638,813	1,498,445	94,329,310	13,286,005
Total assets	284,823,746	40,116,586	78,901,279	11,113,011	363,725,025	51,229,597

Year ended December 31, 2022:

	Cryptocurrency Mining		Corporate and Others		Total
	RMB	USD	RMB	USD	RMB	USD
		(Note 3)		(Note 3)		(Note 3)
Revenue	100,983,605	14,641,247	7,071,964	1,025,338	108,055,569	15,666,585
Loss from continuing operations	(398,732,165)	(57,810,730)	(262,799,788)	(38,102,387)	(661,531,953)	(95,913,117)
Gain (loss) from discontinued operations	—	—	(286,086,586)	(41,478,656)	(286,086,586)	(41,478,656)
Depreciation and amortization	87,218,639	12,645,514	4,161,949	603,426	91,380,588	13,248,940
Prepayments and other current assets	254,603,252	36,914,002	17,858,402	2,589,225	272,461,654	39,503,227
Cryptocurrencies	66,341,653	9,618,636	—	—	66,341,653	9,618,636
Property, equipment and software, net	128,975,415	18,699,677	13,872,222	2,011,284	142,847,637	20,710,961
Total assets	475,303,855	68,912,581	123,802,828	17,949,723	599,106,683	86,862,304

Year ended December 31, 2021:

	Cryptocurrency Mining		Corporate and Others		Total
	RMB	USD	RMB	USD	RMB	USD
		(Note 3)		(Note 3)		(Note 3)
Revenue	134,122,954	21,046,818	1,453,369	228,066	135,576,323	21,274,884
Loss from continuing operations	(67,252,412)	(10,553,371)	(240,411,116)	(37,725,750)	(307,663,528)	(48,279,121)
Gain (loss) from discontinued operations	—	—	(24,132,389)	(3,786,898)	(24,132,389)	(3,786,898)
Depreciation and amortization	39,840,983	6,251,920	7,594,465	1,191,737	47,435,448	7,443,657
Prepayments and other current assets	394,533,886	61,910,976	133,575,402	20,960,895	528,109,288	82,871,871
Cryptocurrencies	86,118,349	13,513,848	—	—	86,118,349	13,513,848
Property, equipment and software, net	171,169,287	26,860,196	1,810,997	284,185	172,980,284	27,144,381
Total assets	684,360,648	107,391,119	625,957,727	98,226,427	1,310,318,375	205,617,546

Schedule of geographic area information includes revenue

The following tables present the geographic information as of and for the years ended December 31, 2023, 2022, and 2021:

Year ended December 31, 2023:

	Revenues		Long-Lived Assets*
	RMB	USD	RMB	USD
		(Note 3)		(Note 3)
Greater China	427,737	60,245	7,134,353	1,004,852
Asia/Eastern Europe	139,308,272	19,621,160	54,694,120	7,703,506
North America	39,313,068	5,537,130	39,369,654	5,545,100
Total	179,049,077	25,218,535	101,198,127	14,253,458

Year ended December 31, 2022:

	Revenues		Long-Lived Assets*
	RMB	USD	RMB	USD
		(Note 3)		(Note 3)
Greater China	655,201	94,995	25,933,918	3,760,064
Asia/Eastern Europe	41,826,569	6,064,283	61,705,722	8,946,489
North America	65,573,799	9,507,307	67,269,694	9,753,190
Total	108,055,569	15,666,585	154,909,334	22,459,743

Year ended December 31, 2021:

	Revenues		Long-Lived Assets*
	RMB	USD	RMB	USD
		(Note 3)		(Note 3)
Greater China	1,278,918	200,690	8,174,721	1,282,792
Asia/Eastern Europe	134,122,954	21,046,819	170,995,023	26,832,851
North America	174,451	27,375	174,264	27,346
Total	135,576,323	21,274,884	179,344,008	28,142,989

* Long - lived assets include property, equipment and software, net and operating lease right - of - use assets, net.